FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Schedule of Classification of Financial Instruments by Fair Value Hierarchy
Balance on December 31, 2024:

	Up to 1 year	1 year to 2 years	2 years to 3 years	3 years to 4 years	4 years to 5 years	Over 5 years	Total
Trade payables (*)	$1,228	$-	$-	$-	$-	$-	$1,228
Employees and payroll accruals	1,869	-	-	-	-	-	1,869
Other payables	1,079	-	-	-	-	-	1,079
Leases liability	679	566	449	394	374	338	2,800
Liabilities in respect of government grants	323	392	336	462	632	3,884	6,029

	$5,178	$958	$785	$856	$1,006	$4,222	$13,005

(*) The Company engages with trade payables under the standard payment terms accepted in the relevant markets.

Balance on December 31, 2023:

	Up to 1 year	1 year to 2 years	2 years to 3 years	3 years to 4 years	4 years to 5 years	Over 5 years	Total
Trade payables (*)	$1,785	$-	$-	$-	$-	$-	$1,785
Employees and payroll accruals	2,537	-	-	-	-	-	2,537
Other payables	1,019	-	-	-	-	-	1,019
Leases liability	921	211	103	41	21	-	1,297
Liabilities in respect of government grants	388	676	778	1,123	1,566	1,315	5,846

	$6,650	$887	$881	$1,164	$1,587	$1,315	$12,484

(*) The Company engages with trade payables under the standard payment terms accepted in the relevant markets.

Schedule of Financial Liabilities
	December 31,
	2024	2023

Convertible SAFE	$10,371	$10,368
Warrants and pre-funded warrants liabilities	$2,876	$-

Schedule of Sensitivity Tests Relating to Changes in Market Factors
	December 31,
	2024	2023

Sensitivity test to changes in the USD/NIS exchange rate:

Gain (loss) from the change:
Decrease of 5% in the U.S. dollar relative to the NIS	$(428)	$(377)
Increase of 5% in the U.S. dollar relative to the NIS	$428	$377